SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS

On April 29, 2022, we entered into a Forbearance Agreement with Axiom Bank regarding the one unpaid PPP loan totaling $203,458, comprised of the in the unpaid principal amount of $198,750, unpaid interest of $2,208 and $2,500 in attorneys’ fees and costs. Under the terms of the Forbearance Agreement, we satisfied the obligation in three equal payments during the quarter, thereby eliminating the liability as of June 30, 2022.

NOTE 9 - SUBSEQUENT EVENTS There were no subsequent events for the Company between January 1, 2022 and the date of the audit report issuance on June 30, 2022.